Gain Loss Recognized In Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ 71,546	$ (2,473)	$ (62,356)
Policy fees	47,579	36,988	27,780
Derivative loss, net	(6,118)	(16,721)	(75,127)
Policyholder benefits	38,103	(23,570)	(84,178)
Market Value Liability Options
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	(1,575)	(9,286)	3,778
Policy fees	1,061	301	(4,379)
Policyholder benefits	248	127	(276)
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	(58,289)	110
Future
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	(20,684)	(14,786)	(8,116)
Guaranteed Minimum Death Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	61,222	7,103	(54,353)
Guaranteed Minimum Accumulation Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ 11,899	$ (290)	$ (11,781)